Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098
Telephone (215) 564-8000
Fax (215) 564-8120
www.stradley.com

Katherine R. Mason
KMason@stradley.com
215.564.8006

1933 Act Rule 497(j)
1933 Act File No. 333-146680
1940 Act File No. 811-22132

November 30, 2009

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:          Aberdeen Funds
File Nos. 333-146680 and 811-22132

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 22 to the Registration Statement of Aberdeen Funds (the “Trust”), which was filed with the Securities and Exchange Commission (“SEC”) electronically on November 23, 2009 (Accession No. 0001135428-09-000570), and as incorporated by referenced into Post-Effective Amendment No. 23 to the Registration Statement of the Trust, which was filed with the SEC electronically on November 25, 2009 (Accession No. 0001450789-09-000281).

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or to Kenneth L. Greenberg (215) 564-8149 in my absence.

                                                   Sincerely,

                                                   /s/ Katherine R. Mason
                                                   Katherine R. Mason, Esq.